PROPERTY, EQUIPMENT AND SOFTWARE, NET	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY, EQUIPMENT AND SOFTWARE, NET
7. PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software, net, consist of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Leasehold improvement	22,758	29,421
Electronic equipment	18,994	25,990
Furniture	5,751	10,117
Software	1,808	2,441
Vehicles	1,101	1,101
Construction in progress	—	3,144

Subtotal	50,412	72,214

Less: accumulated depreciation	(13,458)	(26,870)

Property, equipment and software, net	36,954	45,344

Depreciation expenses were RMB 3,808, RMB 9,306 and RMB 18,021 for the years ended December 31, 2017, 2018 and 2019, respectively. No impairment charges were recorded for the years ended December 31, 2017, 2018 and 2019.
As of December 31, 2019 the balances of construction in progress were RMB 3,144 which were primarily relating to the leasehold improvements of office buildings. There was no construction in progress balances as of December 31, 2018.